Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Schedule of stock-based compensation charges
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2017	2016	2017	2016
Compensation and related benefits	$201	$334	$713	$1,008
Professional and legal fees	87	10	246	47
Acquisition transaction costs	--	--	7	--
Interest expense	--	--	316	--
Totals	$288	$344	$1,282	$1,055

	Years Ended December 31,
	2016	2015
Compensation and related benefits	$1,306	$956
Professional and legal fees	71	468
Totals	$1,377	$1,424

Schedule of number of common shares and common share equivalents excluded from the calculation of diluted net loss per common share
	For the Nine Months Ended September 30,
	2017	2016
Options	309,609	398,370
Warrants	3,812,449	37,417
Shares accrued but not issued	--	18,905
Convertible preferred stock	--	100,000
Convertible debenture	404,255	253,333
Totals	4,526,313	808,025

	Years Ended December 31,
	2016	2015
Options	366,859	316,870
Warrants	287,417	37,417
Shares accrued but not issued	18,905	122,800
Convertible preferred stock	100,000	—
Convertible debenture	253,333	—
Totals	1,026,514	477,087